8. Stockholders' Equity (Details Narrative) - $ / shares	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Equity [Abstract]
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value	$ 0.001	$ 0.001	$ .001
Common stock, shares issued	38,210,000	37,750,000	38,000,000
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001	$ .001